Earnings per Share - Summary of Earnings Per Share (Detail) - CAD ($) $ / shares in Units, shares in Thousands, $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2025	Apr. 30, 2025	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2024
Basic earnings per share
Net income attributable to equity shareholders	$ 2,094	$ 1,998	$ 1,786	$ 6,255	$ 5,241
Less: Preferred share dividends and distributions on other equity instruments	82	78	63	248	191
Net income attributable to common shareholders	$ 2,012	$ 1,920	$ 1,723	$ 6,007	$ 5,050
Weighted-average common shares outstanding	932,258	938,495	943,467	937,588	937,696
Basic earnings per share	$ 2.16	$ 2.05	$ 1.83	$ 6.41	$ 5.39
Diluted earnings per share
Net income attributable to common shareholders	$ 2,012	$ 1,920	$ 1,723	$ 6,007	$ 5,050
Weighted-average common shares outstanding	932,258	938,495	943,467	937,588	937,696
Add: Stock options potentially exercisable	5,260	4,253	2,317	4,991	1,596
Weighted-average diluted common shares outstanding	937,518	942,748	945,784	942,579	939,292
Diluted earnings per share	$ 2.15	$ 2.04	$ 1.82	$ 6.37	$ 5.38